General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses
Schedule of General and Administrative Expenses
	For the year	For the year
	ended	ended
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Salaries and related expenses	15	-
Professional expenses	283	125
Rent and Maintenance	18	22
Depreciation	1	2
Other expenses	4	1

Total general and administrative expenses	321	150